Segment information (Detail) - Financial Results - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Revenues	$ 76,410	$ 66,091	$ 183,156	$ 137,738
Net income (loss) attributable to Nevsun shareholders	(9,367)	(57,863)	(13,869)	(69,437)
Europe [Member]
Statement Line Items [Line Items]
Revenues		76,410
Cost of Sales		66,091		(7,156)
Net income (loss) attributable to Nevsun shareholders		79,016		(22,975)
Africa [Member]
Statement Line Items [Line Items]
Revenues		76,410	183,156	121,051
Cost of Sales		66,091	137,738	7,684
Net income (loss) attributable to Nevsun shareholders		79,016	162,378	(35,836)
North America [Member]
Statement Line Items [Line Items]
Revenues		61,252
Cost of Sales	(1,570)	162		(14,397)
Net income (loss) attributable to Nevsun shareholders	(12,237)	(39,500)		(10,626)
Total [Member]
Statement Line Items [Line Items]
Revenues		61,252	183,156	121,051
Cost of Sales	(7,959)	(9,367)	137,738	(13,869)
Net income (loss) attributable to Nevsun shareholders	$ (6,126)	$ (57,863)	$ 162,378	$ (69,437)